Net Interest Income (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Net Interest Income

Net interest income for the fiscal years ended March 31, 2019, 2018 and 2017 consisted of the following:

	For the fiscal year ended March 31,
	2019	2018	2017
	(In millions)
Interest income from:
Deposits with banks	¥103,798	¥78,217	¥45,770
Call loans and bills bought	16,400	19,362	12,065
Reverse repurchase agreements and cash collateral on securities borrowed	38,387	40,021	29,601
Investment securities	152,915	102,295	87,348
Loans and advances	2,094,850	1,904,175	1,725,477

Total interest income	2,406,350	2,144,070	1,900,261

Interest expense from:
Deposits	601,365	382,753	249,028
Call money and bills sold	14,212	8,763	5,286
Repurchase agreements and cash collateral on securities lent	120,984	61,341	20,623
Borrowings	107,233	89,196	79,835
Debt securities in issue	256,035	190,774	146,937
Others	2,046	1,142	629

Total interest expense	1,101,875	733,969	502,338

Net interest income	¥1,304,475	¥1,410,101	¥1,397,923